Thrivent Small Cap Value ETF Investment Objectives and Goals - Thrivent Small Cap Value ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Small Cap Value ETF TSCV
Objective [Heading]	Investment Objective,
Objective, Primary [Text Block]	Thrivent Small Cap Value ETF (the "Fund") seeks long-term capital growth. The Fund’s investment objective may be changed without shareholder approval.